Long-term debt, current and non-current	12 Months Ended
Dec. 31, 2016
Long Term Debt, current and non-current [Abstract]
Long-term debt, current and non-current

8.       Long-term debt, current and non-current

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	2016	2015
8.5% Senior Unsecured Notes	63,250	63,250
Secured Term Loans	539,467	542,691
Total debt outstanding	$602,717	$605,941
Less related deferred financing costs	(4,536)	(5,870)
Total debt, net of deferred financing costs	$598,181	$600,071
Less: Current portion of long term debt, net of deferred financing costs current	(65,072)	(40,984)
Long-term debt, net of current portion and deferred financing costs, non-current	$533,109	$559,087

8.5% Unsecured Senior Notes: On May 20, 2015, the Company offered $63,250 aggregate principal amount of 8.5% Senior Notes due 2020 (the “Notes”), including an overallotment, at the price of $25.0 per Note, pursuant to an approval obtained by a special committee of the Board of Directors. As part of the offering, the underwriters sold $12,750 aggregate principal amount of the Notes to, or to entities affiliated with, the Company's chief executive officer, Mr. Simeon Palios, and other executive officers and certain directors of the Company at the public offering price. The proceeds, net of underwriting discount and offering expenses, amounting to $61,180, are included in “Long-term debt, net of deferred financing costs, non-current” in the related consolidated balance sheet. As of May 29, 2015, the Notes are trading on the NYSE under the ticker symbol “DSXN”.

The Notes bear interest from May 28, 2015 at a rate of 8.5% per year and will mature on May 15, 2020. Interest is payable quarterly in arrears on the 15th day of February, May, August and November of each year, commencing on August 15, 2015. The Company may redeem the Notes at its option, in whole or in part, at any time on or after May 15, 2017 at a redemption price equal to 100% of the principal amount to be redeemed, plus accrued and unpaid interest to, but excluding, the redemption date. The Notes include financial and other covenants, including maximum net borrowings and minimum tangible net worth.

Revolving credit facility: On July 24, 2015, the Company voluntarily prepaid in full an outstanding balance, amounting to $195,000, under its revolving credit facility dated February 18, 2005 and amended on May 24, 2006, and the related agreement was then terminated. The credit facility bore interest at LIBOR plus a margin ranging from 0.75% to 0.85%. The weighted average interest rate of the facility as of December 31, 2015 was 0.90%.

Secured Term Loans: The Company, through its subsidiaries, has entered into various long term loan agreements with bank institutions to partly finance or, as the case may be, refinance part of the acquisition cost of certain of its fleet vessels. The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment and bear interest at LIBOR plus margin ranging from 1% to 3%. For 2016 and 2015, the weighted average interest rates of the secured term loans were 2.79% and 2.47%, respectively. Their maturities range from January 2019 to March 2032.

During 2015 and 2016, the Company entered into the following agreements:

On March 17, 2015, the Company, through eight separate wholly-owned subsidiaries, entered into a loan agreement with Nordea Bank AB, London Branch for a secured term loan facility of up to $110,000, to refinance the existing indebtedness with the bank and for general corporate and working capital purposes. On March 19, 2015, the Company drew down $93,080 and repaid the then existing indebtedness with the bank amounting to $38,345. The loan is repayable in 24 equal consecutive quarterly installments of about $1,862 each and a balloon of about $48,402 payable together with the last installment on March 19, 2021. The loan bears interest at LIBOR plus a margin of 2.1%.

On March 10, 2015, the Company repaid in full the then outstanding indebtedness with Deutsche Bank for the vessel New York amounting to $28,600. In addition on March 20, 2015 the Company prepaid the then outstanding indebtedness with Deutsche Bank for the vessels Myrto and Maia amounting to $15,750 and the agreement was terminated.

On March 26, 2015, the Company, through three wholly-owned subsidiaries, entered into a loan agreement with ABN AMRO Bank N.V. for a secured term loan facility of up to $53,000, to refinance part of the acquisition cost of the vessels New York, Myrto and Maia. On March 30, 2015, the Company drew down the amount of $50,160 under the loan facility, which is repayable in 24 equal consecutive quarterly installments of about $994 each and a balloon of $26,310 payable together with the last installment on March 30, 2021. The loan bears interest at LIBOR plus a margin of 2.0%.

On April 29, 2015, the Company, through one wholly-owned subsidiary, entered into a term loan agreement with Danish Ship Finance A/S for a loan facility of $30,000, drawn on April 30, 2015 to partly finance the acquisition cost of the Santa Barbara, which was delivered in January 2015. The loan is repayable in 28 equal consecutive quarterly installments of $500 each and a balloon of $16,000 payable together with the last installment on April 30, 2022. The loan bears interest at LIBOR plus a margin of 2.15%.

On July 22, 2015, the Company entered into a term loan agreement with BNP Paribas for a loan of $165,000 drawn on July 24, 2015. The loan is repayable in 20 consecutive quarterly installments, the first eight installments in an amount of $2,500 each, followed by four installments in an amount of $5,000 each; eight installments in an amount of $7,000 each; and a balloon installment of $69,000 payable together with the last installment on July 24, 2020.The loan bears interest at LIBOR plus a margin of 2.35% per annum for the first two years; 2.3% per annum for the third year and 2.25% per annum until the final maturity of the loan.

On September 30, 2015, the Company, through two wholly-owned subsidiaries, entered into a term loan agreement with ING Bank N.V. for a loan of up to $39,683, available in two advances to finance part of the acquisition cost of the New Orleans and the Medusa. Advance A of $27,950 was drawn on November 19, 2015 and is repayable in 28 consecutive quarterly installments of about $466 each and a balloon installment of about $14,907 payable together with the last installment on November 19, 2022. Advance B of $11,733 was drawn on October 6, 2015 and is repayable in 28 consecutive quarterly installments of about $293 each and a balloon installment of about $3,520 payable together with the last installment on October 6, 2022. The loan bears interest at LIBOR plus a margin of 1.65%.

On January 7, 2016, the Company, through the three wholly-owned subsidiaries, entered into a secured loan agreement with the Export-Import Bank of China for a loan of up to $75,735 in order to finance part of the construction cost of the vessels (Note 5). The loan is available for drawdown in tranches. Each tranche is repayable in 60 equal quarterly instalments, as follows: tranche A and B in the amount of $487 each and tranche C in the amount of about $288, all tranches latest by March 12, 2032. The loan bears interest at LIBOR plus a margin of 2.3%. In October 2016, the Company cancelled its shipbuilding contract for Hull DY6006 (Note 5) and as such the related tranche C was also cancelled as of October 31, 2016 (Note 15(b)).

On March 29, 2016, the Company, through two wholly-owned subsidiaries, entered into a term loan agreement with ABN AMRO Bank N.V. for a loan of $25,755, drawn on March 30, 2016, to finance the acquisition cost of the Selina and the Ismene. The loan is payable in eight consecutive quarterly installments of $855 each and a balloon installment of $18,915 payable together with the last installment by June 30, 2019. The first repayment installment shall be repaid on September 30, 2017. The loan bears interest at LIBOR plus a margin of 3%.

On May 10, 2016, the Company, through one wholly-owned subsidiary, entered into a term loan agreement with DNB Bank ASA and the Export-Import Bank of China for a loan of $13,510, drawn on the same date, being the purchase price of the Maera. The loan is payable in seven equal consecutive quarterly installments of about $20 each, four equal consecutive quarterly installments of about $283 and a balloon of about $12,242 payable together with the last installment on January 4, 2019. The loan bears interest at LIBOR plus a margin of 3% per annum.

Under the secured term loans outstanding as of December 31, 2016, 45 vessels of the Company's fleet are mortgaged with first preferred or priority ship mortgages. Additional securities required by the banks include first priority assignment of all earnings, insurances, first assignment of time charter contracts that exceed a certain period, pledge over the shares of the borrowers, manager's undertaking and subordination and requisition compensation and either a corporate guarantee by DSI (the “Guarantor”) or a guarantee by the ship owning companies (where applicable), financial covenants, as well as operating account assignments. The lenders may also require additional security in the future in the event the borrowers breach certain covenants under the loan agreements. The secured term loans generally include restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio and minimum liquidity per vessel owned by the borrowers, or the guarantor, maintained in the bank accounts of the borrowers, or the guarantor. Furthermore, the secured term loans contain cross default provisions and additionally the Company is not permitted to pay any dividends following the occurrence of an event of default.

On November 30, 2016, the Company received a letter from BNP Paribas advising that the Company was not in compliance with the loan to value covenant contained in the $165.0 million loan agreement, creating a shortfall of $39,600. Similarly, as at December 31, 2016, the Company was not in compliance with the same minimum security cover requirement. The shortfall was estimated by the Company to be $25,650 and an amount of $19,731, representing the amount which would have to be paid to the bank, was reclassified from non-current debt to the “Current portion of long-term debt, net of deferred financing costs, current” in the 2016 accompanying consolidated balance sheet. In addition, the Company received a waiver from the Commonwealth Bank, valid until December 31, 2016, for the non-compliance with the minimum required security cover, which was amended to a lower level than the one stated in the loan agreement. On January 13, 2017, the bank extended its consent for the use of the lower minimum required security cover until June 30, 2017.

As at December 31, 2016, the Company's fleet, except for Seattle, having an aggregate carrying value of $1,376,525 has been provided as collateral to secure the debt facilities.

As at December 31, 2016 and 2015, the maximum amount required by the banks as compensating cash balance amounted to $23,000 and $21,500, respectively and is separately presented in the accompanying consolidated balance sheets.

The maturities of the Company's debt facilities described above, as at December 31, 2016, and throughout their term, are shown in the table below. The table has been adjusted to reflect the shortfall created in the loan agreement of BNP Paribas with regards to the minimum security cover requirement, as mentioned above. The table does not include the right of lenders of a secured term loan to demand prepayment in 2018 of the then outstanding balance of the loan, subject however to a written notification by the lender(s) to the borrower(s) by May 2017:

Period			Principal Repayment
January 1, 2017	to	December 31, 2017	$66,470
January 1, 2018	to	December 31, 2018	58,737
January 1, 2019	to	December 31, 2019	116,599
January 1, 2020	to	December 31, 2020	163,581
January 1, 2021	to	December 31, 2021	128,678
January 1, 2022	and thereafter		68,652
		Total	$602,717